Goodwill and Intangible Assets - Goodwill Allocated to CGUs (Details) - Goodwill - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 9,530	$ 9,456	$ 8,969
Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,747	2,747
Dental
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,366	2,479
Group Benefits
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,146	1,200
SLC Management
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,709	1,748
MFS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	518	540
Asia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,044	$ 742